Related Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions

10. Related Party Transactions

a)	As at December 31, 2014, the Company owed $nil (2013 - $15,000) to a director of the Company for consulting fees incurred. The amounts owing are unsecured, non-interest bearing, and due on demand.
b)	As at December 31, 2014, the Company owed $3,951 (2013 - $10,654) to the President of the Company for management fees incurred and financing of day-to-day operations. The amounts owing are unsecured, non-interest bearing, and due on demand. During the year ended December 31, 2014, the Company incurred $120,000 (2013 - $120,000) to the President of the Company for management fees.
c)	During the year ended December 31, 2014, the Company issued nil common shares (2013 – 675,000) with a fair value of $nil (2013 - $11,475) to a director of the Company for directors’ fees.